Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 331,090	$ 175,469
Finished goods	175,799
Current inventories	506,889	175,469
Less: write down	(13,301)
Total	$ 493,588	$ 175,469